Summary of Land Use Rights, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Land use rights	$ 11,321	$ 11,000
Less: accumulated amortization	(592)	(355)
Land use rights, net	$ 10,729	$ 10,645